Supplemental Cash Flow	12 Months Ended
Dec. 31, 2023
Supplemental Cash Flow [Abstract]
Supplemental Cash Flow

21. Supplemental Cash Flow
The following table summarizes other operating activities adjustments for non-cash income statement items in operating activities:

Other operating activities	2023	2022
Adjustments for non-cash income statement items:
Reclamation accretion expense (Note 14)	$493	$-
Bullion gains (Note 9)	(640)	-
Derivative gains (Note 8)	(95)	-
	$(242)	$-
The following table summarizes changes in non-cash working capital items in operating activities:

Changes in non-cash operating working capital items:	2023	2022
Trade and other receivables	$3,041	$(8,132)
Inventories	(1,449)	(21,945)
Prepaid expenses	(2,527)	(2,180)
Accounts payable	4,544	3,613
Provisions	(855)	-
	$2,754	$(28,644)
During the year ended December 31, 2023, the Company retrospectively applied an accounting policy change. This adjustment involved the inclusion of cash flows from both interest paid and received within operating activities in the consolidated statements of cash flows. This decision was made as the Company views these forms of financing and investment to be for the benefit of operations, in consideration of a full year of production. The following table provides a reconciliation of the impact of the accounting policy change on the 2022 amounts presented:

Amount
Interest paid(1)	(7,568)
Interest received(2)	2,715
(1)Previously presented as loan interest payments included in financing activities.
(2)Previously presented in investing activities.